SUBSEQUENT EVENTS (Details Narrative)																					1 Months Ended				3 Months Ended			12 Months Ended
	Jul. 15, 2027 USD ($)	Jun. 15, 2027	Dec. 15, 2026 USD ($)	Jul. 09, 2026 USD ($)	Jun. 26, 2026 USD ($)	Jun. 23, 2026	Jun. 15, 2026 USD ($) Integer	Jun. 09, 2026 USD ($)	Jun. 03, 2026 USD ($) Integer	May 29, 2026 USD ($)	May 05, 2026 USD ($)	May 04, 2026 USD ($) Integer	May 01, 2026 USD ($) Integer	Apr. 20, 2026 USD ($) Integer	Mar. 25, 2026 USD ($) Integer	Mar. 19, 2026 USD ($) shares	Mar. 12, 2026 USD ($)	Mar. 01, 2026 USD ($) shares	Sep. 30, 2025 shares	Jan. 03, 2025 shares	Jul. 14, 2026 USD ($) shares	Jan. 31, 2026 shares	Dec. 31, 2025 USD ($) shares	Sep. 30, 2025 shares	May 31, 2026 USD ($) shares		May 31, 2025 USD ($) shares	Feb. 28, 2026 USD ($) shares		Feb. 28, 2025 USD ($) shares
Subsequent Event [Line Items]
Shares issued | shares																												50,403,802
Share proceeds net of issuance costs																									$ 823,480		$ 2,839,777	$ 5,219,853		$ 12,702,010
Issuance cost of shares																									77,391		121,746	364,161		701,565
Debt exchanged for common shares, shares | shares																							85	96
Debt exchanged for common shares												$ 28,751		$ 173,500									$ 111,690		1,453,500		1,250,500	6,384,000		562,000
Conversion of preferred stock, shares | shares																			96			80
Shares issued value																									823,480		$ 2,691,294	4,801,184		13,120,679
Monthly Payments																									$ 76,532			$ 160,557		$ 76,532
Promissory Note Payable One [Member]
Subsequent Event [Line Items]
Interest rate																									22.00%	[1],[2]		22.00%	[3],[4]
Maturity date																									Jul. 18, 2017	[1],[2]		Jul. 18, 2017	[3],[4]
Promissory Note Payable One [Member] | Lender [Member]
Subsequent Event [Line Items]
Debt convertible trading days | Integer							180
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued | shares																									36,786,492		19,000,000	50,403,802		49,796,369
Share proceeds net of issuance costs																									$ 900,871			$ 6,384,000		$ 13,697,245
Issuance cost of shares																									$ 77,391			$ 274,161		$ 576,565
Debt exchanged for common shares, shares | shares																				15,000					39,000,000		6,850,000	71,350,000		1,940,659
Debt exchanged for common shares																									$ 390		$ 69	$ 714		$ 19
Shares issued other | shares																												1,354,167		43,859,650
Shares issued value																									$ 368		$ 190	$ 504		$ 498
Commitment fee																												$ 90,000		$ 125,000
Subsequent Event [Member] | Promissory Note Payable [Member] | Lender [Member]
Subsequent Event [Line Items]
Notes payable			$ 90,750	$ 165,000			$ 165,000	$ 55,000	$ 230,000	$ 225,000		700,000	$ 157,000	277,778	$ 110,000		$ 170,000
Cash proceeds				150,000	$ 150,000		142,800	47,500	200,000	200,000		630,000	$ 150,000	$ 250,000	95,000		150,000
Original issue discount				$ 15,000			$ 15,000	$ 5,000	$ 23,000	$ 25,000		$ 70,000			$ 10,000		$ 20,000
Interest rate				15.00%			10.00%	10.00%	6.00%	15.00%		12.00%	10.00%	12.00%	12.00%		15.00%
Debt maturity										1 year		1 year		1 year	1 year		1 year
Original issue discount fees							$ 7,200	$ 2,500	$ 7,000				$ 7,000	$ 5,000	$ 5,000
Debt convertible trading days | Integer									180			180	180		180
Debt converts interest rate					65.00%			65.00%	65.00%			65.00%	65.00%		80.00%
Lowest trading price percentage														75.00%
Commitment fee												$ 1,250,000		$ 5,000,000
Promissory note issued								$ 5,500						27,778
Monthly Payments	$ 9,625		$ 15,125											33,333
Fair value of common stock issued												$ 28,750		164,500
Maturity date									Jun. 03, 2027				Jan. 15, 2027
Outstanding accrued interest percentage												10.00%
Subsequent Event [Member] | Promissory Note Payable [Member] | Lender [Member] | Minimum [Member]
Subsequent Event [Line Items]
Interest rate									105.00%				120.00%		110.00%
Subsequent Event [Member] | Promissory Note Payable [Member] | Lender [Member] | Maximum [Member]
Subsequent Event [Line Items]
Interest rate									140.00%				125.00%		140.00%
Subsequent Event [Member] | Promissory Note Payable One [Member] | Lender [Member]
Subsequent Event [Line Items]
Notes payable					$ 157,000			110,000						257,000	$ 630,000
Cash proceeds								95,000						$ 250,000	595,000
Original issue discount								$ 10,000							$ 30,000
Interest rate					10.00%			10.00%						10.00%	12.00%
Debt maturity															1 year
Original issue discount fees					$ 7,000			$ 5,000						$ 7,000	$ 5,000
Debt convertible trading days | Integer														180	180
Debt converts interest rate		65.00%						65.00%						65.00%
Lowest trading price percentage															20.00%
Commitment fee											$ 14,100,000				$ 14,100,000
Promissory note issued								$ 11,000			$ 638,492
Maturity date														Jan. 15, 2027
Subsequent Event [Member] | Promissory Note Payable One [Member] | Lender [Member] | Minimum [Member]
Subsequent Event [Line Items]
Interest rate					120.00%		115.00%							120.00%	110.00%
Subsequent Event [Member] | Promissory Note Payable One [Member] | Lender [Member] | Maximum [Member]
Subsequent Event [Line Items]
Interest rate					125.00%		125.00%							125.00%	140.00%
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued | shares																417
Shares issued other | shares																212.16
Preferred stock stated value																$ 254,492
Conversion of preferred stock, shares | shares																165
Subsequent Event [Member] | Preferred Stock [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Debt exchanged for common shares, shares | shares																		298
Debt exchanged for common shares																		$ 391,572
Subsequent Event [Member] | Common Stock [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued | shares																222
Share proceeds net of issuance costs																$ 200,000
Debt exchanged for common shares, shares | shares																		24,473,250
Conversion of preferred stock, shares | shares																13,550,625
Shares issued value																$ 291,708
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued | shares																		36,786,492
Share proceeds net of issuance costs																		$ 900,871			$ 290,783
Issuance cost of shares																		77,391			14,397
Cash proceeds																		$ 823,480			$ 276,386
Subsequent Event [Member] | Share Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued | shares																					32,797,611
Subsequent Event [Member] | Exchange Agreements [Member]
Subsequent Event [Line Items]
Shares issued | shares																		39,000,000			12,000,000
Debt instrument, periodic payment, principal																		$ 745,900			$ 89,700
Subsequent Event [Member] | Amended Equity Financing Agreement [Member]
Subsequent Event [Line Items]
Subsequent event, description						the Company entered into an Equity Financing Agreement whereby an investor shall invest up to $10,000,000 over the course of thirty-six (36) month at a purchase price of eighty-five percent (85%) of the average of the three lowest bid trade price in the 10 day preceding period. The Company may also issue an accelerated put at a purchase price of 85% of the three closing bid prices 10 days following the put date subject to a floor price equal to the greater of: (A) seventy-five percent (75%) of the Closing Bid Price of the Common Stock on the applicable Put Date; or (B) any higher minimum price per share specified by the Company in the applicable Accelerated Put Notice. A commitment fee of five million common shares of the Company’s Common Stock shall be issued in two equal tranches: (i) first tranche of Two Million and Five Hundred Thousand common shares upon S-1 effectiveness; and the remaining (ii) second tranche of Two Million and Five Hundred Thousand common shares, issued ninety days later. In conjunction with the above agreement, the Company entered into a Registration Rights Agreement as well.						the Company entered into an Equity Financing Agreement whereby an investor shall invest up to $10,000,000 over the course of thirty-six (36) month at a purchase price of eighty-seven percent (87%) of the average of the three lowest bid trade price in the 10 day preceding period. In conjunction with the above agreement, the Company entered into a Registration Rights Agreement.

[1]	In default
[2]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[3]	In default
[4]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.